Segments of Business (Details) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017		Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 1,977,629		$ 1,039,679		$ 7,666,827		$ 1,147,288		$ 3,302,775	$ 1,494,881
Depreciation and Amortization	404,057				404,057				222,338	79,850
Consolidated total [Member]
Segment Reporting Information [Line Items]
Revenues	1,977,629		1,039,679		7,666,827		1,147,288
Long-Lived Assets	13,283,114				13,283,114				14,309,324	9,781,444	$ 14,309,324
Income (Loss) Before Income Tax	(1,397,057)		(424,252)		(3,643,448)		(3,604,004)		(2,177,641)	(802,463)
Identifiable Assets									20,351,444	12,411,847
Additions to Property Plant and Equipment									61,667	32,567
Depreciation and Amortization									1,297,710	636,921
Manufacturing [Member]
Segment Reporting Information [Line Items]
Revenues	1,938,908		816,325		7,119,557		816,325
Long-Lived Assets	3,422,963				3,422,963				3,535,516		3,535,516
Income (Loss) Before Income Tax	48,982		114,720		223,100		114,720		(31,698)
Identifiable Assets									7,803,409
Additions to Property Plant and Equipment									50,495
Depreciation and Amortization									74,344
Neurostimulation [Member]
Segment Reporting Information [Line Items]
Revenues	5,003		202,362		400,055		292,936
Long-Lived Assets	7,774,609				7,774,609				8,643,118	9,780,556	8,643,118
Income (Loss) Before Income Tax	(1,386,884)		(1,070,982)		(3,892,894)		(4,144,691)		(6,117,404)	(673,117)
Identifiable Assets									9,421,311	10,141,459
Additions to Property Plant and Equipment									11,172	31,581
Depreciation and Amortization									1,203,169	636,822
Other [Member]
Segment Reporting Information [Line Items]
Revenues	33,718		20,992		147,215		38,027
Long-Lived Assets	2,085,542				2,085,542				2,130,690	888	$ 2,130,690
Income (Loss) Before Income Tax	$ (59,155)	[1]	$ 532,010	[1]	$ 26,346	[1]	$ 425,967	[1]	3,971,461	(129,346)
Identifiable Assets									3,126,724	2,270,388
Additions to Property Plant and Equipment										986
Depreciation and Amortization									$ 20,197	$ 99

[1]	Amounts not allocated to segments include interest income (expense) and other income (expense), and amortization of acquisition intangible assets.